Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Short-term financial instruments	₩ 6,540,407	₩ 8,006,081
Cash and cash Equivalents	6,670,879	8,053,108
Other receivables	1,947,529	2,112,697
Borrowings	25,970,379	24,305,662
Other financial liabilities	2,317,139
Borrowings	4,959,280	6,833,120
Financial guarantee liabilities	12,972
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	32,687,927	32,170,460
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	35,312,072	32,809,257
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	291,541	350,149
Short-term financial instruments	6,540,407	8,006,081
Equity securities	99,254
Debt securities	88,196	75,876
Other securities	669,687	632,469
Derivative hedging instruments	9,601	9,846
Other receivables		2,000
Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,694,277	1,462,088
Financial assets at financial assets measured at amortized cost [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	295,201	124,147
Cash and cash Equivalents	6,670,879	8,053,108
Trade accounts and notes receivable	9,155,521	8,414,667
Other receivables	2,750,036	2,458,227
Deposit instruments	4,423,327	2,581,802
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	116,748	157,036
Borrowings	1,756,691	1,358,294
Other financial liabilities	119,258
Derivative hedging instruments	3,174	18,105
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities	65,256
Trade accounts and notes payable	5,782,825	5,520,821
Borrowings	24,213,689	22,947,368
Financial guarantee liabilities	12,972	18,438
Other	3,241,459	2,789,195
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	9,392,963	10,538,509
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	26,306,037	23,865,206
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	291,541	350,149
Short-term financial instruments	6,540,407	8,006,081
Equity securities	99,254
Debt securities	88,196	75,876
Other securities	669,687	632,469
Derivative hedging instruments	9,601	9,846
Other receivables		2,000
Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,694,277	1,462,088
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	116,748	157,036
Borrowings	1,756,691	1,358,294
Other financial liabilities	119,258
Derivative hedging instruments	3,174	18,105
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	24,310,166	22,331,771
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,600,870	1,239,811
Level 1 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	1,756,691	1,358,294
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	61,665
Other securities		29,687
Level 1 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,539,205	1,210,124
Level 1 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	1,756,691	1,358,294
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	6,917,002	8,437,024
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	24,430,088	22,506,912
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	291,541	350,149
Short-term financial instruments	6,540,407	8,006,081
Debt securities	75,183	69,926
Other securities	270	1,022
Derivative hedging instruments	9,601	9,846
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	116,748	157,036
Derivative hedging instruments	3,174	18,105
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	24,310,166	22,331,771
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	875,091	861,674
Level 3 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	119,258
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	37,589
Debt securities	13,013	5,950
Other securities	669,417	601,760
Other receivables		2,000
Level 3 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	155,072	₩ 251,964
Level 3 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other financial liabilities	₩ 119,258